Note 3 - Vessels, Net (Details) (USD $)	6 Months Ended			0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Jun. 30, 2013 Anking [Member]
Note 3 - Vessels, Net (Details) [Line Items]
Property, Plant and Equipment, Gross, Period Increase (Decrease)	$ (15,300,000)
Property, Plant and Equipment, Net	191,672,016		206,934,746	6,800,000
Depreciation	8,501,893	8,819,420
Proceeds from Sale of Property, Plant, and Equipment	3,569,158	4,250,843		3,700,000
Gain (Loss) on Disposition of Property Plant Equipment	(3,191,678)	(8,568,234)		(3,200,000)
Pledged Assets Separately Reported, Other Assets Pledged as Collateral, at Fair Value	$ 160,224,679